Financial Risk Management - Summary of Detail of Net Debt (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	R$ 660,305	R$ 136,581	R$ 660,305	R$ 136,581	R$ 102,569	R$ 83,449
Financial instruments at fair value through profit or loss	1,168,355	1,243,764	1,168,355	1,243,764
Trade payables	(1,869)	(1,247)	(1,869)	(1,247)
Labor and social security obligations	(106,863)	(90,700)	(106,863)	(90,700)
Accounts payable	(6,020)	(7,328)	(6,020)	(7,328)
Lease liabilities	(72,812)	(86,211)	(72,812)	(86,211)
Convertible preferred shares	(431,333)	0	(431,334)	0
Commercial notes	(73,189)	(83,212)	(73,189)	(83,212)
Consideration payable	(48,199)	(43,579)	(48,199)	(43,579)
Contingent consideration	(64,370)	(48,499)	(64,370)	(48,499)
Retirement plans liabilities	(85,554)	0	(85,554)	0
Net debt	R$ 938,450	R$ 1,019,569	R$ 938,450	R$ 1,019,569